Stockholders’ Deficit and Stock-Based Compensation - Schedule of Options Activity (Details) - 2022 Omnibus Plan - Options to purchase common stock - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Shares
Balances at the beginning (in shares)	6,107
Granted (in shares)	10,934
Exercised (in shares)	0
Forfeited & Expired (in shares)	(622)
Balances at the ending (in shares)	16,419	6,107
Weighted Average Exercise Price
Balances at the beginning (in dollars per share)	$ 136.95
Granted (in dollars per share)	53.90
Exercised (in dollars per share)	0
Forfeited (in dollars per share)	70.40
Balances at the end (in dollars per share)	$ 84.15	$ 136.95
Weighted Average Contractual Life (in years)
Balances at the end (in years)	8 years 5 months 26 days	7 years 9 months 10 days
Granted (in years)	9 years 4 months 2 days
Aggregate Intrinsic Value (in thousands)
Outstanding at beginning of period	$ 0
Granted	0
Exercised	0
Forfeited	0
Outstanding at end of period	$ 0	$ 0
Vested and exercisable at period end (in shares)	5,116
Vested and exercisable at period end (in dollars per share)	$ 125.95
Vested and exercisable at period end (in years)	6 years 10 months 17 days
Vested and exercisable at end of period (intrinsic value)	$ 0